Auditor's Fees and Services (Tables)	12 Months Ended
Dec. 31, 2019
Auditors Fees And Services
Schedule of Auditor's Fees and Services

The total fee invoiced by the auditor Warth & Klein Grant Thornton AG for the 2019 financial years consist of:

in EUR thousands	2019	2018	2017
Auditing services	571	580	360
[of which for the previous year]	[102]	[221]	[22]
Other audit services	-	85	-
	571	665	360